Financial commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Financial Commitments [Abstract]
Disclosure of Financial Commitments
Financial commitments were as follows:

	2020	2019
At 31 March	£m	£m
Operating lease commitments	—	6,619
TV programme rights commitments	2,434	2,113
Capital commitments	1,234	1,432
Other commitments	228	253
Total	3,896	10,417